Operating Expenses, Depreciation and Amortization - Summary of Depreciation and Amortization Recognized (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Depreciation and amortisation expense [abstract]
Depreciation and amortization expense included in cost of sales	$ 865	$ 853		$ 841
Depreciation and amortization expense included in administrative, selling and distribution and logistics expenses	180	129		122
Depreciation and amortization	$ 1,045	$ 982	[1]	$ 963	[1]

[1]	The Company’s comparative financial statements were re-presented, see note 2.1 for a description of main changes.